ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

14.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

		As of December 31,
		2023	2024
	Notes	RMB	RMB	US$
Payment due for mining machine purchase		—	922,032,248	126,317,900
Payment due for hosting expenses		—	292,769,627	40,109,274
Legal contingency liability		—	23,927,900	3,278,109
Payable to employees		10,705,546	23,752,730	3,254,111
Deposit due to third-parties		22,703,569	18,288,535	2,505,519
Customer advances		16,703,709	10,480,083	1,435,765
Short-term contract liability (net of tax)		35,401,160	9,335,930	1,279,017
Payable to financial institutions		50,056,062	9,125,479	1,250,185
Accrued professional service fees		4,285,000	4,506,101	617,333
Other tax payables		7,469,996	2,409,302	330,073
Payable to dealers and suppliers		23,795,146	2,155,252	295,268
Accrued output value-added tax		1,800,204	483,884	66,292
Interest payable		—	464,527	63,640
Others		33,957,234	28,569,181	3,913,963
		206,877,626	1,348,300,779	184,716,449